Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:
	As of June 30, 2023	As of December 31, 2022

Accounts receivable	$78,557	$92,225
Less: Allowance for doubtful accounts	(2,783)	(3,115)
Total	$75,774	$89,110

Schedule of Movement of Allowance of Doubtful Accounts	Movement of allowance of doubtful accounts
	Six Months Ended June 30, 2023	Year Ended December 31, 2022

Beginning balance	$3,115	$2,398
(Recovery of) provision for doubtful accounts	(16)	1,130
Written-off	(213)	(178)
Exchange rate effect	(103)	(235)
Ending balance	$2,783	$3,115